Report of the directors financial review risk report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors (Details) - Market risk - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
+100 basis point parallel shift in yield curves, effect on profit after tax	$ (136)	$ (2)
+100 basis point parallel shift in yield curves, effect on equity	(270)	(142)
-100 basis point parallel shift in yield curves, effect on profit after tax	(47)	(154)
-100 basis point parallel shift in yield curves, effect on equity	92	(9)
10% increase in equity prices, effect on profit after tax	373	369
10% increase in equity prices, effect on equity	373	369
10% decrease in equity prices, effect on profit after tax	(388)	(377)
10% decrease in equity prices, effect on equity	(388)	(377)
10% increase in US dollar exchange rate compared with all currencies, effect on profit after tax	126	80
10% increase in US dollar exchange rate compared with all currencies, effect on equity	126	80
10% decrease in US dollar exchange rate compared with all currencies, effect on profit after tax	(127)	(80)
10% decrease in US dollar exchange rate compared with all currencies, effect on equity	$ (127)	$ (80)